Equity Investments (Tables)	12 Months Ended
Dec. 31, 2011
Equity Investments
Schedule of changes in equity investments

	Cost			Available for Sale
	Method	Equity Method		Securities	Total
		(CRIC)	(Others)
Balance at December 31, 2009	$7,106	$572,000	$—	$1,500	$580,606
Investments made	24,262	8,929	8,379	—	41,570
Income (loss) from investment	—	13,066	(462)	—	12,604
Investment impairment	—	(128,554)	—	—	(128,554)
Unrealized gain	—	—	—	868	868
Others	—	1,019	—	—	1,019
Balance at December 31, 2010	31,368	466,460	7,917	2,368	508,113
Investments made	96,829	2,068	18,702	135,657	253,256
Income (loss) from investment	—	2,641	(1,175)	—	1,466
Investment impairment	(386)	(230,258)	—	(50,904)	(281,548)
Unrealized losses, net	—	—	—	(23,257)	(23,257)
Others	1,426	3,477	1,006	—	5,909
Balance at December 31, 2011	$129,237	$244,388	$26,450	$63,864	$463,939

Schedule of investment in CRIC

(In thousands)
Carrying value of investment in CRIC	$244,388
Proportionate share of CRIC’s shareholders’ equity *(1)	197,225
Excess of carrying value of investment over proportionate share of CRIC’s shareholders’ equity	$47,163

The excess of carrying value has been primarily assigned to:
Goodwill	$24,511
Amortizable intangible assets *(1)	30,195
Deferred tax liabilities	(7,543)
$47,163

Cumulative earnings in equity interest	$15,707

*(1)                        The weighted average life of the intangible assets recorded in CRIC’s financial statements was 10 years and the intangible assets not included in CRIC’s financial statements, excluding the asset with indefinite life, was 7 years.

Schedule of fair value of marketable securities and related unrealized gains and losses

	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
December 31, 2010	$1,500	$868	$—	$2,368
Tudou Holdings Limited (“Tudou”)	66,407	—	(38,215)	28,192
MCOX	15,081	—	(2,323)	12,758
Others	$5,633	$17,281	$—	$22,914
December 31, 2011	$87,121	$17,281	$(40,538)	$63,864